Prepaid Expenses (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Prepaid insurance	$ 14,218	$ 0
Prepaid license fees	130,412	0
Prepaid legal fees	16,410	1,410	$ 1,410
Prepaid fixed assets	460,901
Prepaid rent	6,961
Deposits on inventory	83,837	0
Total	$ 712,739	$ 1,410	$ 1,410